COMMITMENTS AND CONTINGENT LIABILITIES	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES

a.Pledges:

1.The Company has pledged certain items of its equipment and the rights to any insurance claims on such items to secure its debts to banks, as well as placed floating liens on all of its remaining assets in favor of the banks.

2.The Company has also pledged machines to secure its indebtedness to certain suppliers that provided financing for such equipment.

b.Indemnification agreement:

The Company entered into indemnification agreements with each of its directors and officers and undertook to enter into the same agreement with future directors and officers. Such indemnification amount will not exceed: (i) the value of 25% of the Company’s net equity according to the audited or reviewed financial statement known at the time the request for indemnification was submitted; or (ii) $3,000,000, whichever is greater.

The Israeli Companies Law provides that an Israeli company cannot exculpate an office holder from liability with respect to a breach of his or her duty of loyalty. If permitted by its articles of association, a company may exculpate in advance an officer from his or her liability to the company, in whole or in part, with respect to a breach of his or her duty of care. However, a company may not exculpate in advance a director from his or her liability to the company with respect to a breach of his duty of care with respect to distributions.

The Company's articles of association allow it to exculpate any office holder from his or her liability for breach of duty of care, to the maximum extent permitted by law, before or after the occurrence giving rise to such liability.

c.Contingent Liabilities:

Environmental Related Matters

In connection with the change of control of the Company that resulted from Nistec’s acquisition of a controlling stake in the Company, Israeli law required the Company to obtain a new business permit in order to continue operating its business. The Company submitted an application for this permit and received a permit until 2099. The new permit is subject to certain conditions, especially certain conditions imposed by the Israeli Ministry of Environmental Protection. Compliance with these conditions may be costly.

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ELTEK LTD. AND ITS SUBSIDIARIES

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 12:-COMMITMENTS AND CONTINGENT LIABILITIES (CONT.)

In March 2019, representatives of the Ministry of Environmental Protection inspected the Company’s premises and as a result issued a warning of a breach of the Clean Air Law, 5768-2008 and a warning of a breach of the Hazardous Materials Law (1993). The Company was invited to a hearing at the Ministry during August 2019. During May 2020 and July 2020, representatives of the Ministry inspected the premises again. In September 2020 the Ministry issued a warning related to an alleged breach of the Clean Air Law, the Hazardous Materials Law (1993), the Water Law and the Business Permit Law. The Company attended another hearing at the Ministry on November 9, 2020. Following that hearing, the district manager issued a protocol stating that he will recommend that the Ministry impose fines on the Company. The Company requested that the district manager and Ministry reconsider the district manager’s decision, taking into account the corrective measures the Company has taken. On August 2021 the Company received a letter from the Ministry and was asked about the Company's sales turnover in order to decide the amount of the fine that will be imposed for the breach of the Hazardous Materials Law (1993).

The Company recorded a provision according to its legal advisor's opinion.

Employee related matters

In May 2008, June 2019 and November 2019, lawsuits were filed by three employees alleging that they had suffered personal injuries during their employment and they are seeking aggregate financial compensation of approximately $ 121 for past damages and additional amounts for future lost income, pain and suffering as the court may determine.

In January 2011 and December 2019, five additional employees notified the Company that they allegedly suffered personal injuries during their employment with the Company. Of these five employees, two are seeking compensation of $1.7 million and the others did not state their claim amount.

The above-mentioned claims were submitted to the Company’s insurance company, which informed the Company that it is reviewing the statements of claim without prejudicing its rights to deny coverage.

During the period February 2019 through October 2020, two former employees filed law suits seeking additional payments in connection with their employment with the Company and subsequent termination. The aggregate amount claimed in the two law suits is approximately $345. The Company recorded a provision according to its legal advisor's opinion.